Litigations (Tables)	12 Months Ended
Dec. 31, 2019
Litigations
Schedule of changes in provision for litigations

				Environmental	Total of
	Tax litigation (i)	Civil litigation	Labor litigation	litigation	litigation provision
Balance at December 31, 2017	815	131	517	10	1,473
Additions and reversals, net	17	65	106	(3)	185
Payments	(7)	(23)	(114)	(2)	(146)
Additions - discontinued operations	26	1	11	—	38
Indexation and interest	—	17	16	(1)	32
Translation adjustment	(122)	(25)	(77)	(1)	(225)
Balance at December 31, 2018	729	166	459	3	1,357
Additions and reversals, net	10	168	106	7	291
Payments	(33)	(58)	(110)	—	(201)
Indexation and interest	9	42	18	1	70
Translation adjustment	(19)	(18)	(18)	—	(55)
Balance at December 31, 2019	696	300	455	11	1,462

(i)Includes amounts regarding to social security claims that were previously classified as labor claims.

Schedule of contingent liabilities

	December 31, 2019	December 31, 2018
Tax litigations (i)	8,395	8,853
Civil litigations	1,518	1,957
Labor litigations	773	1,263
Environmental litigations	1,094	1,051
Brumadinho event (note 3)	158	—
Total	11,938	13,124

(i)Includes amounts regarding to social security claims that were previously classified as labor claims.

Schedule of judicial deposits

	December 31, 2019	December 31, 2018
Tax litigations (i)	1,278	1,314
Civil litigations	112	60
Labor litigations	246	310
Environmental litigations	41	32
Brumadinho event (note 3)	1,482	—
Total	3,159	1,716

(i)Includes amounts regarding to judicial deposits of a social security claims that were previously classified as labor claims.